GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL [Abstract]
Schedule of Goodwill
Total

As of January 1, 2023	$10,866
Foreign currency translation adjustments	224

As of December 31, 2023	11,090
Foreign currency translation adjustments	(730)

As of December 31, 2024	$10,360